Combined Earnings Per Share - Summary of Computation of Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Combined EPS - Basic
Net profit attributable to shareholders' equity	€ 3,284	€ 3,006
Average number of combined share units (millions of units)	2,619.0	2,616.5
Combined EPS - basic	€ 1.25	€ 1.15
Combined EPS - Diluted
Net profit attributable to shareholders' equity	€ 3,284	€ 3,006
Adjusted average number of combined share units	2,627.2	2,625.6
Combined EPS - diluted	€ 1.25	€ 1.14
Underlying EPS
Net profit attributable to shareholders' equity	€ 3,284	€ 3,006
Post tax impact of non-underlying items attributable to shareholders' equity	275	336
Underlying profit attributable to shareholders' equity	€ 3,559	€ 3,342
Adjusted average number of combined share units (millions of units)	2,627.2	2,625.6
Underlying EPS - diluted	€ 1.35	€ 1.27